Inventories (Tables)	9 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Schedule of inventory

As at	September 30, 2023	December 31, 2022
Raw materials	$0.3	$5.8
Finished goods	2.5	1.8
Parts and tools	1.1	0.7
Total inventories	$3.9	$8.3